INCOME TAXES (Reconciliation of Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Loss before taxes on income	$ (53,514)	$ (27,148)	$ (14,476)
Statutory tax rate	26.50%	25.00%	25.00%	24.00%	25.00%
Theoretical income tax expense	(14,181)	(6,787)	(3,619)
Utilization of tax losses and deferred taxes for which valuation allowance was provided, net	13,248	7,312	3,558
Deferred taxes on losses for which valuation allowance was provided, net	(425)	(2,075)	(146)
Non-deductible option expenses	3,693	1,899	238
Non-deductible expenses	233	94	46
Increase in uncertain tax positions	1,098
Tax adjustment in respect of different tax rate of foreign subsidiary	(781)	975	305
Other	167	154	114
Income tax expenses	$ 3,052	$ 1,572	$ 496